Shareholder Report, Holdings (Details)	Jun. 30, 2025
Sprott Gold Miners ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
Sprott Gold Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.69%
Sprott Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Sprott Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.24%
Sprott Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	73.54%
Sprott Gold Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.99%
Sprott Gold Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Sprott Gold Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
Sprott Junior Gold Miners ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
Sprott Junior Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Sprott Junior Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Sprott Junior Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	45.32%
Sprott Junior Gold Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Sprott Junior Gold Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	42.94%
Sprott Junior Gold Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.04%
Sprott Junior Gold Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Junior Gold Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
Sprott Critical Materials ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
Sprott Critical Materials ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Sprott Critical Materials ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.09%
Sprott Critical Materials ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	35.18%
Sprott Critical Materials ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Sprott Critical Materials ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	24.85%
Sprott Critical Materials ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Sprott Critical Materials ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Sprott Critical Materials ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Sprott Critical Materials ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Sprott Critical Materials ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	0.84%
Sprott Critical Materials ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Sprott Critical Materials ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Sprott Critical Materials ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Sprott Critical Materials ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Sprott Critical Materials ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Sprott Critical Materials ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Sprott Critical Materials ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Sprott Critical Materials ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Sprott Critical Materials ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.68%
Sprott Critical Materials ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Sprott Critical Materials ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Sprott Lithium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Sprott Lithium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.67%
Sprott Lithium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Sprott Lithium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	36.98%
Sprott Lithium Miners ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Sprott Lithium Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	15.08%
Sprott Lithium Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Sprott Lithium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Sprott Lithium Miners ETF | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.04%
Sprott Lithium Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.74%
Sprott Lithium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
SPROTT URANIUM MINERS ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.46%
SPROTT URANIUM MINERS ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.20%
SPROTT URANIUM MINERS ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	48.55%
SPROTT URANIUM MINERS ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
SPROTT URANIUM MINERS ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.87%
SPROTT URANIUM MINERS ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SPROTT URANIUM MINERS ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
SPROTT URANIUM MINERS ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.98%
SPROTT URANIUM MINERS ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
SPROTT URANIUM MINERS ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
SPROTT URANIUM MINERS ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
Sprott Junior Uranium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Sprott Junior Uranium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.74%
Sprott Junior Uranium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	41.98%
Sprott Junior Uranium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	31.91%
Sprott Junior Uranium Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Sprott Junior Uranium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Sprott Junior Uranium Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.72%
Sprott Junior Uranium Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Sprott Junior Uranium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Sprott Junior Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Sprott Junior Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Sprott Junior Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	42.22%
Sprott Junior Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sprott Junior Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	23.69%
Sprott Junior Copper Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sprott Junior Copper Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Sprott Junior Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Sprott Junior Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sprott Junior Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sprott Junior Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Sprott Junior Copper Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Sprott Junior Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sprott Nickel Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Sprott Nickel Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Sprott Nickel Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Sprott Nickel Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	29.21%
Sprott Nickel Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Sprott Nickel Miners ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Sprott Nickel Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Sprott Nickel Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	32.99%
Sprott Nickel Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Sprott Nickel Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.69%
Sprott Nickel Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Sprott Nickel Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Sprott Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Sprott Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	31.22%
Sprott Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	45.29%
Sprott Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Sprott Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Sprott Copper Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.44%
Sprott Copper Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Sprott Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Sprott Copper Miners ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sprott Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	8.91%
Sprott Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Sprott Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Sprott Copper Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.39%
Sprott Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Sprott Copper Miners ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Sprott Copper Miners ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Sprott Silver Miners & Physical Silver ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Sprott Silver Miners & Physical Silver ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Sprott Silver Miners & Physical Silver ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	90.71%
Sprott Silver Miners & Physical Silver ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Sprott Silver Miners & Physical Silver ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.22%
Sprott Silver Miners & Physical Silver ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Sprott Silver Miners & Physical Silver ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Sprott Silver Miners & Physical Silver ETF | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Sprott Silver Miners & Physical Silver ETF | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	0.58%
Sprott Silver Miners & Physical Silver ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.19%
Sprott Silver Miners & Physical Silver ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Sprott Silver Miners & Physical Silver ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Sprott Silver Miners & Physical Silver ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.95%
Sprott Active Gold & Silver Miners ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Sprott Active Gold & Silver Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Sprott Active Gold & Silver Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.17%
Sprott Active Gold & Silver Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	69.46%
Sprott Active Gold & Silver Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.61%
Sprott Active Gold & Silver Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.53%
Sprott Active Gold & Silver Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Sprott Active Gold & Silver Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Sprott Gold Equity Fund (Institutional Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Sprott Gold Equity Fund (Institutional Class) | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Sprott Gold Equity Fund (Institutional Class) | Coeur Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Sprott Gold Equity Fund (Institutional Class) | OceanaGold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sprott Gold Equity Fund (Institutional Class) | OR Royalties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund (Institutional Class) | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund (Institutional Class) | Lundin Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sprott Gold Equity Fund (Institutional Class) | Wesdome Gold Mines, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sprott Gold Equity Fund (Institutional Class) | Torex Gold Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Sprott Gold Equity Fund (Institutional Class) | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sprott Gold Equity Fund (Institutional Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sprott Gold Equity Fund (Institutional Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Sprott Gold Equity Fund (Institutional Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	62.80%
Sprott Gold Equity Fund (Institutional Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Sprott Gold Equity Fund (Institutional Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
Sprott Gold Equity Fund (Investor Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Sprott Gold Equity Fund (Investor Class) | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Sprott Gold Equity Fund (Investor Class) | Coeur Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Sprott Gold Equity Fund (Investor Class) | OceanaGold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sprott Gold Equity Fund (Investor Class) | OR Royalties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund (Investor Class) | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund (Investor Class) | Lundin Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sprott Gold Equity Fund (Investor Class) | Wesdome Gold Mines, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sprott Gold Equity Fund (Investor Class) | Torex Gold Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Sprott Gold Equity Fund (Investor Class) | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sprott Gold Equity Fund (Investor Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sprott Gold Equity Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Sprott Gold Equity Fund (Investor Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	62.80%
Sprott Gold Equity Fund (Investor Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Sprott Gold Equity Fund (Investor Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)